Earnings per Common Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Antidilutive common stock options not included in the computation of diluted earnings per common share	1.0	2.3	4.1